Income tax - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
French statutory rate	34.43%	34.43%	34.43%
Accumulated tax losses available for offset against future taxable profits	$ 244,918